                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2932
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                    Morgan Stanley High Yield Securities Inc.
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               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
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(Address of principal executive offices)                              (Zip code)

                               Amy Doberman, Esq.

                                Managing Director

                     Morgan Stanley Investment Advisors Inc.

                           1221 Avenue of the Americas

                            New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
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Date of fiscal year end: 8/31
                        ----------------------

Date of reporting period: 7/1/05 - 6/30/06
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02932
Reporting Period: 07/01/2005 - 06/30/2006
Morgan Stanley High Yield Securities Inc

================== MORGAN STANLEY HIGH YIELD SECURITIES INC. ===================

PNM RESOURCES INC

Ticker:       PNM            Security ID:  69349H107
Meeting Date: MAY 16, 2006   Meeting Type: Annual
Record Date:  MAR 27, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Adelmo E. Archuleta        For       For        Management
1.2   Elect Director Julie A. Dobson            For       For        Management
1.3   Elect Director Woody L. Hunt              For       For        Management
1.4   Elect Director Charles E. McMahen         For       For        Management
1.5   Elect Director Manuel T. Pacheco, Ph.D.   For       For        Management
1.6   Elect Director Robert M. Price            For       For        Management
1.7   Elect Director Bonnie S. Reitz            For       For        Management
1.8   Elect Director Jeffry E. Sterba           For       For        Management
1.9   Elect Director Joan B. Woodard            For       For        Management
2     Ratify Auditors                           For       For        Management
3     Declassify the Board of Directors         For       For        Management

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VIATEL HOLDING BERMUDA LTD

Ticker:       VTLAF          Security ID:  G93447103
Meeting Date: DEC 7, 2005    Meeting Type: Annual
Record Date:  NOV 3, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Financial Statements and Statutory For       For        Management
      Reports
2     Ratify Deloitte and Touche (London) as    For       For        Management
      Auditors
3     Authorize Board to Fix Remuneration of    For       For        Management
      the Auditors
4     Elect Didier Delepine as Director         For       For        Management
5     Elect S. Dennis Belcher as Director       For       For        Management
6     Elect Thomas Doster as Director           For       For        Management
7     Elect Leslie Goodman as Director          For       For        Management
8     Elect Edward Greenberg as Director        For       Abstain    Management
9     Elect Kevin Power as Director             For       For        Management
10    Elect Lucy Woods as Director              For       For        Management

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VIATEL HOLDING BERMUDA LTD

Ticker:       VTLAF          Security ID:  G93447103
Meeting Date: JUN 7, 2006    Meeting Type: Special
Record Date:  MAY 15, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THAT THE TRANSFER OF (I) ONE-HALF OF      For       For        Management
      CERTAIN OF THE COMPANY S EUROPEAN LONG
      HAUL NETWORK ASSETS; (II) ALL OF THE
      COMPANY S LONG HAUL NETWORK ASSETS IN
      GERMANY FORMING THE NETWORK STRETCH KNOWN
      AS PEN 3; AND (III) CERTAIN REVENUES
      LINKED TO SPECIFIED EXIS
2     THAT ANY ONE DIRECTOR OR OFFICER OF THE   For       For        Management
      COMPANY BE AND HEREBY IS AUTHORISED TO
      TAKE ALL NECESSARY OR DESIRABLE STEPS TO
      NEGOTIATE, CONCLUDE, IMPLEMENT, EXECUTE
      AND GIVE EFFECT TO ANY DOCUMENT, DEED,
      ACT OR THING PURSUANT TO OR OTHERWISE IN
      CONNECTION WIT
3     THAT ANY AND ALL ACTIONS OF THE DIRECTORS For       For        Management
      AND OFFICERS OF THE COMPANY ACTING
      INDIVIDUALLY OR TOGETHER WITH ANOTHER TO
      DATE IN CONNECTION WITH THE TRANSACTION
      BE AND ARE HEREBY APPROVED, RATIFIED,
      CONFIRMED AND ADOPTED IN ALL RESPECTS AS
      ACTIONS TAKEN FOR

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VIATEL HOLDING BERMUDA LTD

Ticker:       VTLAF          Security ID:  G93447103
Meeting Date: NOV 22, 2005   Meeting Type: Special
Record Date:  OCT 27, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THAT THE SALE OF CYBERNET (SCHWEIZ) AG (  For       Against    Management
      CYBERNET ), TO SWISSCOM FIXNET AG (
      SWISSCOM ) BY VIATEL HOLDING (EUROPE)
      LIMITED (A WHOLLY OWNED SUBSIDIARY OF THE
      COMPANY), AS DESCRIBED IN THE CHAIRMAN S
      LETTER CIRCULATED TO THE SHAREHOLDERS OF
      THE COMPANY AND
2     THAT ANY ONE DIRECTOR OR OFFICER OF THE   For       Against    Management
      COMPANY BE AND HEREBY IS AUTHORIZED TO
      TAKE ALL NECESSARY OR DESIRABLE STEPS TO
      NEGOTIATE, CONCLUDE, IMPLEMENT, EXECUTE
      AND GIVE EFFECT TO ANY DOCUMENT, DEED,
      ACT OR THING PURSUANT TO OR OTHERWISE IN
      CONNECTION WIT
3     THAT ANY AND ALL ACTIONS OF THE DIRECTORS For       Against    Management
      AND OFFICERS OF THE COMPANY ACTING
      INDIVIDUALLY OR TOGETHER WITH ANOTHER TO
      DATE IN CONNECTION WITH THE SALE BE AND
      ARE HEREBY APPROVED, RATIFIED, CONFIRMED
      AND ADOPTED IN ALL RESPECTS AS ACTIONS
      TAKEN FOR AND ON

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley High Yield Securities Inc.
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By (Signature and Title):

                                       /s/ Ronald E. Robison

               President and Principal Executive Officer - Office of the Funds
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Date August 28, 2006
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